Acquisition - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions		7 Months Ended	12 Months Ended
	May 17, 2017 CAD ($) shares $ / bbl $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	May 17, 2017 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Borrowings		$ 9,513	$ 9,164	$ 9,513
Credit-adjusted risk-free rate			6.50%	5.30%
Non-cash revaluation (gain)				$ 2,555
Acquisition-related costs, excluding common share and debt issuance costs				56
Debt issuance costs related to acquisition financing	$ 72
Acquisition related costs, transitional services agreement				40
FCCL [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	50.00%				50.00%
Description of acquiree			On May 17, 2017, Cenovus acquired from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”) a 50 percent interest in FCCL and the majority of ConocoPhillips’ western Canadian conventional crude oil and natural gas assets (the “Deep Basin Assets”). The acquisition from ConocoPhillips (the “Acquisition”) provided Cenovus with control over the Company’s oil sands operations, doubled the Company’s oil sands production, and almost doubled the Company’s proved bitumen reserves. The Deep Basin Assets provide short-cycle development opportunities with high-return potential in Alberta and British Columbia.
Carrying value of assets	$ 9,700
Non-cash revaluation (gain)	2,600
Non-cash revaluation, after -tax	$ 1,900
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	50.00%				50.00%
Cash transferred from cash and cash equivalents					$ 10.6
Consideration transferred as common shares | shares	208,000,000				208,000,000
Contingent payments period	five years
Common stock price per share | $ / shares	$ 12.40
Borrowings	$ 3,600
Average crude oil price per barrel | $ / bbl	52.00
Quarterly contingent payment	$ 6
Estimated contingent payment	$ 361
Credit-adjusted risk-free rate	2.90%
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	$ 12,347
Acquisition-related costs, excluding common share and debt issuance costs	$ 56
Transition services agreement period			nine months
Revenue		3,300
Net earnings		$ 172
Proforma revenue				19,000
Proforma net earnings				$ 3,500